UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458

                            Tweedy, Browne Fund Inc.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, NY 10022
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 212-916-0600

                       Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                     (MAP)
                            TWEEDY, BROWNE FUND INC.

                               SEMI-ANNUAL REPORT

                        Tweedy, Browne Global Value Fund
                           Tweedy, Browne Value Fund
            Tweedy, Browne Worldwide High Dividend Yield Value Fund

                               SEPTEMBER 30, 2009

TWEEDY, BROWNE FUND INC.
SEMI-ANNUAL REPORT ........................................................    II-1
TWEEDY, BROWNE FUND INC.
   Expense Information ....................................................    II-2
TWEEDY, BROWNE GLOBAL VALUE FUND
   Portfolio of Investments ...............................................    II-3
   Sector Diversification .................................................    II-5
   Portfolio Composition ..................................................    II-5
   Schedule of Forward Exchange Contracts .................................    II-6
TWEEDY, BROWNE VALUE FUND
   Portfolio of Investments ...............................................    II-7
   Sector Diversification .................................................    II-8
   Portfolio Composition ..................................................    II-8
   Schedule of Forward Exchange Contracts .................................    II-9
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
   Portfolio of Investments ...............................................   II-10
   Sector Diversification .................................................   II-11
   Portfolio Composition ..................................................   II-11
TWEEDY, BROWNE FUND INC.
   Statements of Assets and Liabilities ...................................   II-12
   Statements of Operations ...............................................   II-13
   Statements of Changes in Net Assets ....................................   II-14
   Financial Highlights ...................................................   II-15
   Notes to Financial Statements ..........................................   II-17
   Investment in the Fund by the Investment Adviser and Related Parties ...   II-21

TWEEDY, BROWNE FUND INC.

OUR INVESTMENT TEAM

(PHOTO OF CHRISTOPHER H. BROWNE)

Christopher H. Browne
SENIOR ADVISOR

(PHOTO OF OLIVIER BERLAGE)

Olivier Berlage
ANALYST

(PHOTO OF DAVID BROWNE)

David Browne
ANALYST

(PHOTO OF ROGER DE BREE)

Roger De Bree
ANALYST

(PHOTO OF FRANK HAWRYLAK)

Frank Hawrylak
ANALYST

                               MANAGING DIRECTORS

William H. Browne

(PHOTO OF WILLIAM H. BROWNE)

John D. Spears

(PHOTO OF JOHN D. SPEARS)

Robert Q. Wyckoff, Jr.

(PHOTO OF ROBERT Q. WYCKOFF, JR.)

Thomas H. Shrager

(PHOTO OF THOMAS H. SHRAGER)

J. Jay Hill
ANALYST

(PHOTO OF J. JAY HILL)

Laura Jereski
ANALYST

(PHOTO OF LAURA JERESKI)

Dave Krasne
ANALYST

(PHOTO OF DAVE KRASNE)

Elliot Larner
ANALYST

(PHOTO OF ELLIOT LARNER)

Sean McDonald
ANALYST

(PHOTO OF SEAN MCDONALD)

                      This page left blank intentionally.

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE VALUE FUND
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

                               SEMI-ANNUAL REPORT

                               September 30, 2009

TWEEDY, BROWNE FUND INC.

EXPENSE INFORMATION

     A shareholder of the Global Value Fund, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the "Funds") incurs two types of costs:
(1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2009 to September 30, 2009.

     ACTUAL EXPENSES The first part of the table presented below, under the heading "Actual Expenses", provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second part of the table presented below, under the heading "Hypothetical Expenses", provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.

                                                                         HYPOTHETICAL EXPENSES
                                   ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                          ---------------------------------   -------------------------------------------
                                                  EXPENSES                            EXPENSES
                          BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                           ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                            VALUE      VALUE      4/1/09 -      VALUE      VALUE      4/1/09 -    EXPENSE
                            4/1/09    9/30/09     9/30/09       4/1/09    9/30/09     9/30/09      RATIO
                          ---------   -------   -----------   ---------   -------   -----------   -------
Global Value Fund           $1,000     $1,410      $8.52        $1,000     $1,018      $7.13       1.41%
Value Fund                  $1,000     $1,339      $8.32        $1,000     $1,018      $7.18       1.42%
Worldwide High Dividend
   Yield Value Fund         $1,000     $1,337      $8.03        $1,000     $1,018      $6.93       1.37%

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                                      VALUE
    SHARES                                                           (NOTE 2)
-------------                                                    ---------------
                COMMON STOCKS--91.9%
                CANADA--1.7%
    1,246,000   National Bank of Canada, Toronto .............   $    69,120,321
                                                                 ---------------
                CZECH REPUBLIC--0.0%+
        2,800   Philip Morris CR a.s .........................         1,422,867
                                                                 ---------------
                FINLAND--4.6%
    1,878,574   Cargotec Corporation, B Share ................        44,154,576
    3,850,000   Kone Oyj, Class B ............................       141,364,945
                                                                 ---------------
                                                                     185,519,521
                                                                 ---------------
                FRANCE--7.7%
    1,780,523   CNP Assurances ...............................       181,219,675
    2,188,000   Total SA .....................................       129,863,827
                                                                 ---------------
                                                                     311,083,502
                                                                 ---------------
                GERMANY--13.8%
       56,272   Boewe Systec AG++ ............................           551,098
    2,289,458   Henkel AG & Company, KGaA ....................        83,094,210
      957,807   Krones AG ....................................        50,849,327
       42,354   KSB AG .......................................        25,169,220
      920,345   Linde AG .....................................        99,658,190
      833,000   Muenchener Rueckversicherungs-Gesellschaft
                   AG ........................................       132,755,456
    1,620,636   Springer (Axel) Verlag AG ....................       169,850,176
                                                                 ---------------
                                                                     561,927,677
                                                                 ---------------
                GREECE--0.3%
      480,695   Coca Cola Hellenic Bottling Company SA .......        12,780,966
                                                                 ---------------
                HONG KONG--1.0%
    2,372,500   Jardine Strategic Holdings Ltd ...............        40,237,600
                                                                 ---------------
                IRELAND--0.0%+
    1,111,317   Unidare PLC++ ................................            97,465
                                                                 ---------------
                ITALY--2.5%
      205,576   Gruppo Minerali Maffei++ .....................         1,529,507
    4,467,000   Mediaset SPA .................................        31,210,823
    8,281,500   Mondadori (Arnoldo) Editore SPA++ ............        41,278,580
    4,795,392   Sol SPA ......................................        27,827,615
      805,250   Vincenzo Zucchi SPA++ ........................           628,541
                                                                 ---------------
                                                                     102,475,066
                                                                 ---------------
                JAPAN--6.5%
      545,600   Aica Kogyo Company Ltd .......................         5,843,864
    1,594,700   Canon Inc ....................................        64,653,610
      306,800   Daikoku Denki Company Ltd ....................         6,938,851
    2,218,000   Fujitec Company Ltd ..........................        12,633,942
      446,600   Fukuda Denshi Company Ltd ....................        12,719,383
    1,073,600   Hi-Lex Corporation ...........................        10,156,243
    1,566,000   Honda Motor Company Ltd ......................        48,360,864
       22,100   Hurxley Corporation ..........................           214,496
      321,000   Katsuragawa Electric Company Ltd .............           953,661
      220,000   Kawasumi Laboratories, Inc ...................         1,594,684
    1,849,500   Kuroda Electric Company Ltd ..................        22,722,399
       69,100   Mandom Corporation ...........................         1,983,437
       21,670   Medikit Company Ltd ..........................         5,190,296

                                                                      VALUE
    SHARES                                                           (NOTE 2)
-------------                                                    ---------------
                JAPAN (CONTINUED)
       76,200   Meito Sangyo Company Ltd .....................   $     1,075,745
       36,240   Milbon Company Ltd ...........................           971,419
      307,100   Mirai Industry Company Ltd ...................         2,778,254
      162,780   Nippon Kanzai Company Ltd ....................         3,054,341
    1,051,000   Nippon Konpo Unyu Soko Company Ltd ...........        12,560,116
      420,500   Nitto FC Company Ltd .........................         2,583,068
       20,100   Ryoyo Electro Corporation ....................           173,758
      349,200   Sangetsu Company Ltd .........................         7,858,804
       85,700   Shingakukai Company Ltd ......................           319,694
      172,000   SK Kaken Company Ltd .........................         4,648,908
      528,500   T. Hasegawa Company Ltd ......................         9,001,647
    1,281,300   Takata Corporation ...........................        23,483,702
                                                                 ---------------
                                                                     262,475,186
                                                                 ---------------
                MEXICO--4.6%
    1,921,351   Coca-Cola Femsa SA de CV, Sponsored ADR ......        92,416,983
   14,623,380   Embotelladoras Arca SA de CV .................        36,133,179
   30,132,400   Grupo Continental SA .........................        60,242,042
                                                                 ---------------
                                                                     188,792,204
                                                                 ---------------
                NETHERLANDS--12.4%
    2,093,000   Akzo Nobel NV ................................       129,518,008
       23,620   Crown Van Gelder Gemeenschappelijk Bezit NV ..           276,308
    4,584,708   Heineken Holding NV ..........................       186,804,753
      700,000   Heineken NV ..................................        32,235,832
      450,000   Imtech NV ....................................        11,461,637
    2,009,134   Telegraaf Media Groep NV .....................        38,178,039
      307,955   TKH Group NV .................................         5,131,608
    3,470,000   Unilever NV, CVA .............................        99,895,707
                                                                 ---------------
                                                                     503,501,892
                                                                 ---------------
                NORWAY--1.4%
    3,395,700   Schibsted ASA++ ..............................        57,060,261
                                                                 ---------------
                SINGAPORE--2.1%
   30,338,550   Fraser and Neave Ltd .........................        85,478,900
                                                                 ---------------
                SOUTH KOREA--4.5%
      150,900   Daegu Department Store Company Ltd ...........         1,607,295
       11,330   Daehan City Gas Company Ltd ..................           279,824
       90,974   Hanil Cement Company Ltd .....................         6,223,216
    6,546,040   Korea Exchange Bank ..........................        76,946,874
      241,172   SK Telecom Company Ltd .......................        37,355,307
    3,437,422   SK Telecom Company Ltd , ADR .................        59,983,014
                                                                 ---------------
                                                                     182,395,530
                                                                 ---------------
                SPAIN--2.7%
    8,546,756   Gestevision Telecinco SA .....................       107,688,651
                                                                 ---------------
                SWEDEN--0.0%+
       63,360   Cloetta Fazer AB, B Shares++ .................           277,257
                                                                 ---------------
                SWITZERLAND--13.4%
      186,990   Coltene Holding AG ...........................         9,325,623
    1,559,000   Compagnie Financiere Richemont AG ............        43,991,249
      570,116   Daetwyler Holding AG, Bearer .................        32,855,912

                       SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                                      VALUE
    SHARES                                                           (NOTE 2)
-------------                                                    ---------------
                COMMON STOCKS
                SWITZERLAND (CONTINUED)
       89,813   Edipresse SA, Bearer .........................   $    21,822,486
       72,000   Forbo Holding AG .............................        19,497,904
       26,412   Loeb Holding AG ..............................         4,383,122
    4,000,000   Nestle SA, Registered ........................       170,230,810
            8   Neue Zuercher Zeitung++ ......................           403,797
    2,416,530   Novartis AG, Registered ......................       120,750,812
       45,425   Phoenix Mecano AG ............................        18,167,373
      185,918   PubliGroupe SA, Registered ...................        21,285,654
      131,705   Roche Holding AG .............................        21,260,143
      182,827   Siegfried Holding AG .........................        16,738,366
        7,400   Sika AG, Bearer ..............................         9,976,967
      432,618   Tamedia AG ...................................        32,936,753
          857   Zehnder Group AG .............................           967,134
                                                                 ---------------
                                                                     544,594,105
                                                                 ---------------
                UNITED KINGDOM--7.4%
    1,521,000   AGA Foodservice Group PLC ....................         3,502,982
    2,453,599   BBA Group PLC ................................         6,211,990
    3,974,658   Carclo PLC ...................................         5,943,710
    2,775,758   Daily Mail & General Trust, Class A ..........        20,385,892
    8,225,426   Diageo PLC, Sponsored ADR ....................       126,292,006
    1,260,982   G4S PLC ......................................         4,448,982
      969,024   GlaxoSmithKline PLC ..........................        19,055,015
      593,139   GlaxoSmithKline PLC, Sponsored ADR ...........        23,434,922
      923,006   Headlam Group PLC ............................         4,546,754
    5,038,361   TT Electronics PLC ...........................         5,237,799
    2,825,000   Unilever PLC .................................        80,333,454
                                                                 ---------------
                                                                     299,393,506
                                                                 ---------------
                UNITED STATES--5.3%
       75,700   American National Insurance Company ..........         6,449,640
      526,900   Burlington Northern Santa Fe Corporation .....        42,062,427
      587,000   ConocoPhillips ...............................        26,508,920
       49,250   Devon Energy Corporation .....................         3,316,003
      500,000   Emerson Electric Company .....................        20,040,000
    1,752,802   Philip Morris International, Inc .............        85,431,570
       49,884   Torchmark Corporation ........................         2,166,462
      269,276   Transatlantic Holdings, Inc ..................        13,509,577
      284,960   Union Pacific Corporation ....................        16,627,416
                                                                 ---------------
                                                                     216,112,015
                                                                 ---------------
                TOTAL COMMON STOCKS
                   (COST $2,392,654,608) .....................     3,732,434,492
                                                                 ---------------

                                                                      VALUE
    SHARES                                                           (NOTE 2)
-------------                                                    ---------------
                PREFERRED STOCKS--0.4%
      166,388   Adris Grupa d.d ..............................   $     9,154,219
      560,909   Villeroy & Boch AG ...........................         4,673,353
                                                                 ---------------
                TOTAL PREFERRED STOCKS
                   (COST $15,168,619) ........................        13,827,572
                                                                 ---------------
                REGISTERED INVESTMENT COMPANY--7.6%
   307,055,95   Dreyfus Government Prime Cash Management .....       307,055,950
                                                                 ---------------
                TOTAL REGISTERED INVESTMENT COMPANY
                   (COST $307,055,950) .......................       307,055,950
                                                                 ---------------

  FACE VALUE
-------------
                U.S.  TREASURY BILL--2.8%
$ 115,000,000   0.265% * due 11/5/09+++ ..............               114,989,174
                                                                 ---------------
                TOTAL U.S.  TREASURY BILL
                   (COST $114,970,427) ...............               114,989,174
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $2,829,849,604**) ...........................  102.7%     4,168,307,188

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ...   (3.0)      (122,250,138)
OTHER ASSETS AND LIABILITIES (NET) ...................    0.3         13,860,498
                                                        -----    ---------------
NET ASSETS ...........................................  100.0%   $ 4,059,917,548
                                                        =====    ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $2,829,849,604.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ AT SEPTEMBER 30, 2009, LIQUID ASSETS TOTALING $26,997,458 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT

CVA  -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                       SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2009 (Unaudited)

                                                        PERCENTAGE OF        VALUE
SECTOR DIVERSIFICATION                                    NET ASSETS       (NOTE 2)
----------------------                                  -------------   --------------
COMMON STOCKS:
Beverage ............................................        13.6%      $  546,905,761
Media ...............................................        13.4          542,101,112
Capital Goods .......................................        11.2          456,320,110
Food ................................................         8.9          360,814,620
Insurance ...........................................         8.3          336,100,810
Materials ...........................................         7.5          304,923,863
Pharmaceuticals, Biotechnology & Life Sciences ......         4.5          184,500,892
Energy ..............................................         4.0          159,688,750
Banks ...............................................         3.6          146,067,195
Telecommunication Services ..........................         2.4           97,338,321
Technology Hardware & Equipment .....................         2.3           94,868,907
Consumer Durables & Apparel .........................         2.1           86,965,085
Tobacco .............................................         2.1           86,854,437
Household & Personal Products .......................         2.1           86,049,066
Automobiles & Components ............................         2.0           82,000,809
Transportation ......................................         1.9           77,461,949
Diversified Financials ..............................         1.0           40,237,600
Health Care Equipment & Services ....................         0.7           28,829,986
Commercial Services & Supplies ......................         0.2            7,503,323
Retailing ...........................................         0.1            6,087,882
Consumer Services ...................................         0.0+             534,190
Utilities ...........................................         0.0+             279,824
                                                            -----       --------------
TOTAL COMMON STOCKS .................................        91.9        3,732,434,492
                                                            -----       --------------
PREFERRED STOCKS ....................................         0.4           13,827,572
REGISTERED INVESTMENT COMPANY .......................         7.6          307,055,950
U.S. TREASURY BILL ..................................         2.8          114,989,174
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ..        (3.0)        (122,250,138)
OTHER ASSETS AND LIABILITIES (NET) ..................         0.3           13,860,498
                                                            -----       --------------
NET ASSETS ..........................................       100.0%      $4,059,917,548
                                                            =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0 1% OF NET ASSETS

PORTFOLIO COMPOSITION
September 30, 2009 (Unaudited)

                                  (PIE CHART)

CANADA                        2%
FINLAND                       5%
FRANCE                        8%
GERMANY                      14%
HONG KONG                     1%
ITALY                         3%
JAPAN                         7%
MEXICO                        5%
NETHERLANDS                  12%
NORWAY                        1%
SINGAPORE                     2%
SOUTH KOREA                   4%
SPAIN                         3%
SWITZERLAND                  13%
UNITED KINGDOM                7%
UNITED STATES                 5%
CASH EQUIVALENTS AND OTHER
   ASSETS AND LIABILITIES
   (NET)++                    8%

CROATIA                      0%+
CZECH REPUBLIC               0%+
GREECE                       0%+
IRELAND                      0%+
SWEDEN                       0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)

                       SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2009 (Unaudited)

                                                                           CONTRACT
                                                                           VALUE ON
                                                           CONTRACT      ORIGINATION      VALUE 9/30/09      UNREALIZED
   CONTRACTS                                              VALUE DATE         DATE            (NOTE 2)       GAIN (LOSS)
   ---------                                              ----------   ---------------   ---------------   -------------
FORWARD EXCHANGE CONTRACTS TO BUY
   100,000,000   Norwegian Krone ......................    10/13/09    $    14,565,582   $    17,227,727   $   2,662,145
                                                                       ---------------   ---------------   -------------
TOTAL .................................................                $    14,565,582   $    17,227,727   $   2,662,145
                                                                       ===============   ===============   =============
FORWARD EXCHANGE CONTRACTS TO SELL
    15,000,000   Canadian Dollar ......................     3/12/10    $   (11,738,008)  $   (13,976,655)  $  (2,238,647)
    45,000,000   Canadian Dollar ......................     5/14/10        (38,913,871)      (41,927,901)     (3,014,030)
     6,000,000   Canadian Dollar ......................      6/1/10         (5,369,368)       (5,590,293)       (220,925)
    20,000,000   Canadian Dollar ......................     6/10/10        (18,294,914)      (18,634,154)       (339,240)
   100,000,000   European Union Euro ..................     10/6/09       (143,259,990)     (146,170,280)     (2,910,290)
    60,000,000   European Union Euro ..................    10/13/09        (82,442,100)      (87,701,553)     (5,259,453)
    20,000,000   European Union Euro ..................    12/30/09        (27,672,002)      (29,230,510)     (1,558,508)
    50,000,000   European Union Euro ..................      2/5/10        (64,892,497)      (73,069,952)     (8,177,455)
    40,000,000   European Union Euro ..................     3/30/10        (54,324,000)      (58,448,368)     (4,124,368)
    25,000,000   European Union Euro ..................     4/19/10        (32,886,251)      (36,530,550)     (3,644,299)
    65,000,000   European Union Euro ..................      5/4/10        (84,910,802)      (94,980,056)    (10,069,254)
    85,000,000   European Union Euro ..................     5/14/10       (115,582,146)     (124,205,233)     (8,623,087)
    15,000,000   European Union Euro ..................     5/25/10        (20,375,252)      (21,918,676)     (1,543,424)
    35,000,000   European Union Euro ..................     5/27/10        (47,543,128)      (51,143,623)     (3,600,495)
    90,000,000   European Union Euro ..................      6/2/10       (125,887,507)     (131,512,518)     (5,625,011)
    45,000,000   European Union Euro ..................     6/10/10        (63,706,495)      (65,756,490)     (2,049,995)
    40,000,000   European Union Euro ..................      8/2/10        (56,947,600)      (58,452,186)     (1,504,586)
    45,000,000   European Union Euro ..................     8/30/10        (64,237,279)      (65,760,055)     (1,522,776)
   120,000,000   European Union Euro ..................      9/2/10       (170,740,803)     (175,360,530)     (4,619,727)
    57,000,000   European Union Euro ..................     9/15/10        (82,735,509)      (83,297,043)       (561,534)
    75,000,000   European Union Euro ..................     9/24/10       (109,447,509)     (109,602,093)       (154,584)
    30,000,000   Great Britain Pound Sterling .........    12/30/09        (46,242,000)      (47,968,902)     (1,726,902)
    27,000,000   Great Britain Pound Sterling .........     4/19/10        (39,606,300)      (43,169,798)     (3,563,498)
    15,000,000   Great Britain Pound Sterling .........     5/14/10        (22,613,700)      (23,982,434)     (1,368,734)
    15,000,000   Great Britain Pound Sterling .........     8/31/10        (24,705,225)      (23,978,902)        726,323
     9,500,000   Great Britain Pound Sterling .........     9/15/10        (15,689,725)      (15,186,325)        503,400
 5,500,000,000   Japanese Yen .........................     2/24/10        (60,492,741)      (61,496,615)     (1,003,874)
 2,000,000,000   Japanese Yen .........................      3/5/10        (20,708,221)      (22,364,016)     (1,655,795)
 1,800,000,000   Japanese Yen .........................     5/14/10        (18,557,179)      (20,151,420)     (1,594,241)
 5,000,000,000   Japanese Yen .........................     6/22/10        (51,380,861)      (56,023,213)     (4,642,352)
 3,200,000,000   Japanese Yen .........................     9/15/10        (34,896,401)      (35,920,657)     (1,024,256)
   415,000,000   Mexican Peso .........................    10/19/09        (30,471,016)      (30,644,415)       (173,399)
   400,000,000   Mexican Peso .........................    10/28/09        (28,318,584)      (29,498,264)     (1,179,680)
   500,000,000   Mexican Peso .........................     1/15/10        (34,536,350)      (36,455,721)     (1,919,371)
   230,000,000   Mexican Peso .........................      2/5/10        (15,299,776)      (16,718,933)     (1,419,157)
   200,000,000   Mexican Peso .........................      5/4/10        (13,618,412)      (14,352,250)       (733,838)
   330,000,000   Mexican Peso .........................     5/25/10        (23,738,445)      (23,606,853)        131,592
   240,000,000   Mexican Peso .........................     5/27/10        (17,581,774)      (17,163,488)        418,286
   240,000,000   Norwegian Krone ......................    10/13/09        (38,937,019)      (41,346,544)     (2,409,525)
   156,000,000   Norwegian Krone ......................     9/24/10        (25,942,926)      (26,466,080)       (523,154)
    45,000,000   Singapore Dollar .....................    11/19/09        (29,896,359)      (31,924,743)     (2,028,384)
    23,000,000   Singapore Dollar .....................     6/10/10        (15,898,801)      (16,303,935)       (405,134)
22,000,000,000   South Korean Won .....................      2/5/10        (16,070,124)      (18,631,349)     (2,561,225)
30,000,000,000   South Korean Won .....................     3/30/10        (22,654,333)      (25,374,628)     (2,720,295)
41,350,000,000   South Korean Won .....................      5/4/10        (30,784,693)      (34,940,217)     (4,155,524)
25,000,000,000   South Korean Won .....................     5/25/10        (19,841,270)      (21,112,190)     (1,270,920)
40,000,000,000   South Korean Won .....................     6/29/10        (31,347,962)      (33,746,256)     (2,398,294)
40,350,000,000   South Korean Won .....................     9/24/10        (32,962,993)      (33,958,453)       (995,460)
    70,000,000   Swiss Franc ..........................     10/6/09        (64,659,154)      (67,463,052)     (2,803,898)
    40,000,000   Swiss Franc ..........................     10/9/09        (36,363,636)      (38,551,151)     (2,187,515)
    40,000,000   Swiss Franc ..........................    10/13/09        (35,762,181)      (38,552,266)     (2,790,085)
    25,000,000   Swiss Franc ..........................      5/4/10        (21,893,336)      (24,152,107)     (2,258,771)
    20,000,000   Swiss Franc ..........................     5/14/10        (18,184,959)      (19,325,438)     (1,140,479)
    47,000,000   Swiss Franc ..........................     8/17/10        (43,570,965)      (45,498,728)     (1,927,763)
    46,000,000   Swiss Franc ..........................     8/30/10        (43,523,100)      (44,541,937)     (1,018,837)
    77,000,000   Swiss Franc ..........................     10/5/10        (74,895,438)      (74,625,274)        270,164
                                                                       ---------------   ---------------   -------------
TOTAL .................................................                $(2,523,552,990)  $(2,648,465,273)  $(124,912,283)
                                                                       ===============   ===============   =============
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....                                                    $(122,250,138)
                                                                                                           ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                                        VALUE
   SHARES                                                             (NOTE 2)
-----------                                                         ------------
              COMMON STOCKS--94.6%
              FRANCE--5.8%
     99,100   CNP Assurances ....................................   $ 10,086,289
    195,100   Total SA ..........................................     11,579,722
                                                                    ------------
                                                                      21,666,011
                                                                    ------------
              GERMANY--12.9%
    282,000   Henkel AG & Company, KGaA .........................     10,234,985
     94,000   Krones AG .........................................      4,990,397
    136,458   Linde AG ..........................................     14,776,152
     78,360   Muenchener Rueckversicherungs-Gesellschaft AG .....     12,488,256
     50,600   Springer (Axel) Verlag AG .........................      5,303,115
                                                                    ------------
                                                                      47,792,905
                                                                    ------------
              ITALY--0.6%
    335,000   Mediaset SPA ......................................      2,340,637
                                                                    ------------
              JAPAN--2.3%
    148,100   Canon Inc. ........................................      6,004,389
     87,000   Honda Motor Company Ltd. ..........................      2,686,715
                                                                    ------------
                                                                       8,691,104
                                                                    ------------
              MEXICO--0.3%
    565,000   Grupo Continental SA ..............................      1,129,573
                                                                    ------------
              NETHERLANDS--7.4%
    461,000   Heineken Holding NV ...............................     18,783,528
    297,691   Unilever NV, ADR ..................................      8,591,362
                                                                    ------------
                                                                      27,374,890
                                                                    ------------
              SOUTH KOREA--2.9%
    596,480   Korea Exchange Bank ...............................      7,011,456
    206,544   SK Telecom Company Ltd., ADR ......................      3,604,193
                                                                    ------------
                                                                      10,615,649
                                                                    ------------
              SPAIN--2.3%
    665,700   Gestevision Telecinco SA ..........................      8,387,783
                                                                    ------------
              SWITZERLAND--7.5%
    360,600   Nestle SA, Registered, Sponsored ADR ..............     15,394,014
    201,255   Novartis AG, Registered ...........................     10,056,447
     13,700   Roche Holding AG ..................................      2,211,487
                                                                    ------------
                                                                      27,661,948
                                                                    ------------
              UNITED KINGDOM--6.6%
    256,000   Diageo PLC, Sponsored ADR .........................     15,741,440
    308,880   Unilever PLC, Sponsored ADR .......................      8,858,678
                                                                    ------------
                                                                      24,600,118
                                                                    ------------
              UNITED STATES--46.0%
     94,535   3M Company ........................................      6,976,683
    107,002   American National Insurance Company ...............      9,116,570
    110,276   Avatar Holdings Inc. + ............................      2,095,244
     97,139   Burlington Northern Santa Fe Corporation ..........      7,754,606

                                                                        VALUE
   SHARES                                                              (NOTE 2)
-----------                                                         ------------
              UNITED STATES (CONTINUED)
    758,590   Comcast Corporation, Special Class A ..............   $ 12,198,127
    153,905   ConocoPhillips ....................................      6,950,350
    136,105   Devon Energy Corporation ..........................      9,163,950
    320,770   Emerson Electric Company ..........................     12,856,462
    236,780   Federated Investors, Inc., Class B ................      6,243,889
     75,560   FinishMaster, Inc. + ..............................      1,290,187
    100,804   Henry Schein, Inc. + ..............................      5,535,148
    136,018   Home Depot, Inc. ..................................      3,623,519
    194,449   Johnson & Johnson .................................     11,840,000
    357,000   Leucadia National Corporation + ...................      8,825,040
     52,084   National Western Life Insurance Company, Class A ..      9,165,742
     98,000   Norfolk Southern Corporation ......................      4,224,780
    241,910   Philip Morris International, Inc. .................     11,790,693
    199,032   Transatlantic Holdings, Inc. ......................      9,985,435
    137,202   UniFirst Corporation ..............................      6,098,629
    159,680   Union Pacific Corporation .........................      9,317,328
    238,000   Wal-Mart Stores, Inc. .............................     11,683,420
     85,235   WellPoint, Inc. + .................................      4,036,730
                                                                    ------------
                                                                     170,772,532
                                                                    ------------
              TOTAL COMMON STOCKS
                 (COST $238,993,493) ............................    351,033,150
                                                                    ------------
              REGISTERED INVESTMENT COMPANY--3.6%
 13,413,326   Dreyfus Government Prime Cash Management ..........     13,413,326
                                                                    ------------
              TOTAL REGISTERED INVESTMENT COMPANY
                 (COST $13,413,326) .............................     13,413,326
                                                                    ------------

 FACE VALUE
-----------
              U.S. TREASURY BILL--3.5%
$13,000,000   0.340% * due 12/17/09++ ..................              12,997,725
                                                                    ------------
              TOTAL U.S. TREASURY BILL
                 (COST $12,990,560) ....................              12,997,725
                                                                    ------------
TOTAL INVESTMENTS
   (COST $265,397,379**) ...............................   101.7%    377,444,201
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS
   (NET) ...............................................    (2.5)     (9,257,637)
OTHER ASSETS AND LIABILITIES (NET) .....................     0.8       2,941,029
                                                           -----    ------------
NET ASSETS                                                 100.0%   $371,127,593
                                                           =====    ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $265,397,379.

+    NON-INCOME PRODUCING SECURITY.

++ AT SEPTEMBER 30, 2009, LIQUID ASSETS TOTALLING $3,999,300 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

                        SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2009 (Unaudited)

                                                         PERCENTAGE OF       VALUE
SECTOR DIVERSIFICATION                                     NET ASSETS      (NOTE 2)
----------------------                                   -------------   ------------
COMMON STOCKS:
Insurance ............................................        13.7%      $ 50,842,292
Beverage .............................................         9.6         35,654,541
Food .................................................         8.8         32,844,054
Media ................................................         7.6         28,229,662
Energy ...............................................         7.5         27,694,022
Capital Goods ........................................         6.7         24,823,542
Pharmaceuticals, Biotechnology & Life Sciences .......         6.5         24,107,934
Transportation .......................................         5.7         21,296,714
Diversified Financials ...............................         4.0         15,068,929
Materials ............................................         4.0         14,776,152
Tobacco ..............................................         3.2         11,790,693
Food & Staples Retailing .............................         3.1         11,683,420
Household & Personal Products ........................         2.8         10,234,985
Health Care Equipment & Services .....................         2.6          9,571,878
Banks ................................................         1.9          7,011,456
Consumer Durables & Apparel ..........................         1.6          6,098,629
Technology Hardware & Equipment ......................         1.6          6,004,389
Automobiles & Components .............................         1.1          3,976,902
Retailing ............................................         1.0          3,623,519
Telecommunication Services ...........................         1.0          3,604,193
Real Estate ..........................................         0.6          2,095,244
                                                             -----       ------------
TOTAL COMMON STOCKS ..................................        94.6        351,033,150
                                                             -----       ------------
REGISTERED INVESTMENT COMPANY ........................         3.6         13,413,326
U.S. TREASURY BILL ...................................         3.5         12,997,725
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ...        (2.5)        (9,257,637)
OTHER ASSETS AND LIABILITIES (NET) ...................         0.8          2,941,029
                                                             -----       ------------
NET ASSETS ...........................................       100.0%      $371,127,593
                                                             =====       ============

PORTFOLIO COMPOSITION

September 30, 2009 (Unaudited)

                                   (PIE CHART)

FRANCE                    6%
GERMANY                  13%
ITALY                     1%
JAPAN                     2%
NETHERLANDS               7%
SOUTH KOREA               3%
SPAIN                     2%
SWITZERLAND               8%
UNITED KINGDOM            7%
UNITED STATES            46%
CASH EQUIVALENTS AND
   OTHER ASSETS AND
   LIABILITIES (NET)++    5%

MEXICO MEXICO             0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)

                        SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                                                  TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2009 (Unaudited)

                                                                         CONTRACT
                                                                         VALUE ON
                                                          CONTRACT     ORIGINATION    VALUE 9/30/09    UNREALIZED
  CONTRACTS                                              VALUE DATE        DATE          (NOTE 2)     GAIN (LOSS)
-------------                                            ----------   -------------   -------------   -----------
FORWARD EXCHANGE CONTRACTS TO SELL
   11,500,000   European Union Euro ..................    11/19/09    $ (14,603,850)  $ (16,809,032)  $(2,205,182)
   16,000,000   European Union Euro ..................      2/5/10      (20,765,599)    (23,382,385)   (2,616,786)
    9,000,000   European Union Euro ..................      5/4/10      (11,756,880)    (13,151,084)   (1,394,204)
    5,500,000   European Union Euro ..................     5/14/10       (7,478,845)     (8,036,809)     (557,964)
    4,600,000   European Union Euro ..................     7/20/10       (6,494,878)     (6,721,938)     (227,060)
    9,000,000   European Union Euro ..................      8/2/10      (12,813,210)    (13,151,742)     (338,532)
    5,000,000   European Union Euro ..................     8/30/10       (7,137,476)     (7,306,673)     (169,197)
    1,500,000   Great Britain Pound Sterling .........    11/19/09       (2,218,005)     (2,398,605)     (180,600)
    1,750,000   Great Britain Pound Sterling .........     5/18/10       (2,662,625)     (2,797,936)     (135,311)
    4,000,000   Great Britain Pound Sterling .........      8/2/10       (6,599,200)     (6,394,629)      204,571
    1,500,000   Great Britain Pound Sterling .........     8/31/10       (2,470,522)     (2,397,890)       72,632
  220,000,000   Japanese Yen .........................      2/5/10       (2,471,077)     (2,459,491)       11,586
4,250,000,000   South Korean Won .....................      2/5/10       (3,104,456)     (3,599,238)     (494,782)
7,300,000,000   South Korean Won .....................      5/4/10       (5,434,783)     (6,168,406)     (733,623)
    4,000,000   Swiss Franc ..........................    10/13/09       (3,576,218)     (3,855,226)     (279,008)
    4,500,000   Swiss Franc ..........................      8/2/10       (4,240,482)     (4,354,990)     (114,508)
    4,500,000   Swiss Franc ..........................     8/30/10       (4,257,695)     (4,357,364)      (99,669)
                                                                      -------------   -------------   -----------
TOTAL ................................................                $(118,085,801)  $(127,343,438)  $(9,257,637)
                                                                      =============   =============   ===========
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ...                                                $(9,257,637)
                                                                                                      ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                                     VALUE
  SHARES                                                            (NOTE 2)
----------                                                       ------------
             COMMON STOCKS--88.8%
             CANADA--1.9%
    56,100   IGM Financial, Inc. .............................   $  2,219,329
                                                                 ------------
             FINLAND--2.3%
    74,500   Kone Oyj, Class B ...............................      2,735,503
                                                                 ------------
             FRANCE--7.5%
    43,100   CNP Assurances ..................................      4,386,671
    72,880   Total SA ........................................      4,325,629
                                                                 ------------
                                                                    8,712,300
                                                                 ------------
             GERMANY--3.7%
    27,200   Muenchener Rueckversicherungs-Gesellschaft AG ...      4,334,872
                                                                 ------------
             ITALY--4.3%
   133,905   Eni SPA .........................................      3,343,074
   246,275   Mediaset SPA ....................................      1,720,718
                                                                 ------------
                                                                    5,063,792
                                                                 ------------
             MEXICO--5.0%
 1,235,000   Embotelladoras Arca SA de CV ....................      3,051,584
   653,600   Kimberly-Clark de Mexico SA de CV, Class A ......      2,710,690
                                                                 ------------
                                                                    5,762,274
                                                                 ------------
             NETHERLANDS--6.0%
    47,880   Akzo Nobel NV ...................................      2,962,887
   138,105   Unilever NV, CVA ................................      3,975,820
                                                                 ------------
                                                                    6,938,707
                                                                 ------------
             SOUTH KOREA--1.6%
   108,565   SK Telecom Company Ltd., ADR ....................      1,894,459
                                                                 ------------
             SPAIN--2.1%
    88,745   Telefonica SA ...................................      2,445,861
                                                                 ------------
             SWITZERLAND--4.9%
    42,200   Nestle SA, Registered ...........................      1,795,935
    79,325   Novartis AG, Registered .........................      3,963,765
                                                                 ------------
                                                                    5,759,700
                                                                 ------------
             UNITED KINGDOM--14.0%
   231,230   BP PLC ..........................................      2,045,105
   164,025   Daily Mail & General Trust, Class A .............      1,204,642
   228,700   Diageo PLC, Sponsored ADR .......................      3,511,427
   209,097   GlaxoSmithKline PLC .............................      4,111,711
   293,700   Pearson PLC .....................................      3,621,634
   778,000   Vodafone Group PLC ..............................      1,744,511
                                                                 ------------
                                                                   16,239,030
                                                                 ------------

                                                                    VALUE
  SHARES                                                           (NOTE 2)
----------                                                       -----------
             UNITED STATES--35.5%
    52,670   3M Company ......................................   $  3,887,046
   132,645   Altria Group, Inc. ..............................      2,362,407
   115,800   AT&T, Inc. ......................................      3,127,758
    60,460   Coca-Cola Company/The ...........................      3,246,702
    67,215   ConocoPhillips ..................................      3,035,429
    97,610   Emerson Electric Company ........................      3,912,209
    76,600   Federated Investors, Inc., Class B ..............      2,019,942
    96,010   Genuine Parts Company ...........................      3,654,141
    85,945   Home Depot, Inc. ................................      2,289,575
    53,520   Johnson & Johnson ...............................      3,258,833
    51,625   Norfolk Southern Corporation ....................      2,225,554
    81,745   Philip Morris International, Inc. ...............      3,984,251
    45,190   Reynolds American, Inc. .........................      2,011,859
    90,360   Sysco Corporation ...............................      2,245,446
                                                                 ------------
                                                                   41,261,152
                                                                 ------------
             TOTAL COMMON STOCKS
                (COST $98,458,871) ...........................    103,366,979
                                                                 ------------
             REGISTERED INVESTMENT COMPANY--5.3%
 6,125,791   Dreyfus Government Prime Cash Management ........      6,125,791
                                                                 ------------
             TOTAL REGISTERED INVESTMENT COMPANY
                (COST $6,125,791) ............................      6,125,791
                                                                 ------------

FACE VALUE
----------
             TREASURY BILLS--5.1%
             GERMANY--3.8%
E3,000,000   0.210% * due 10/14/09 ...................              4,384,799
                                                                 ------------
             UNITED STATES--1.3%
$1,500,000   0.340% * due 12/17/09 ...................              1,499,738
                                                                 ------------
             TOTAL TREASURY BILLS
                (COST $5,768,035) ....................              5,884,537
                                                                 ------------
TOTAL INVESTMENTS
   (COST $110,352,697**) .............................    99.2%   115,377,307
OTHER ASSETS AND LIABILITIES (NET) ...................     0.8        956,603
                                                         -----   ------------
NET ASSETS ...........................................   100.0%  $116,333,910
                                                         =====   ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $110,352,697.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS

(MAP)                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2009 (Unaudited)

                                                     PERCENTAGE OF       VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS      (NOTE 2)
----------------------                               -------------   ------------
COMMON STOCKS:
Energy ...........................................        11.0%      $ 12,749,237
Pharmaceuticals, Biotechnology & Life Sciences ...         9.7         11,334,309
Capital Goods ....................................         9.1         10,534,758
Beverage .........................................         8.4          9,809,713
Telecommunication Services .......................         7.9          9,212,589
Insurance ........................................         7.5          8,721,543
Tobacco ..........................................         7.2          8,358,517
Media ............................................         5.6          6,546,994
Retailing ........................................         5.1          5,943,716
Food .............................................         5.0          5,771,755
Diversified Financials ...........................         3.6          4,239,271
Materials ........................................         2.6          2,962,887
Household & Personal Products ....................         2.3          2,710,690
Food & Staples Retailing .........................         1.9          2,245,446
Transportation ...................................         1.9          2,225,554
                                                         -----       ------------
TOTAL COMMON STOCKS ..............................        88.8        103,366,979
                                                         -----       ------------
REGISTERED INVESTMENT COMPANY ....................         5.3          6,125,791
TREASURY BILLS ...................................         5.1          5,884,537
OTHER ASSETS AND LIABILITIES (NET) ...............         0.8            956,603
                                                         -----       ------------
NET ASSETS .......................................       100.0%      $116,333,910
                                                         =====       ============

PORTFOLIO COMPOSITION
September 30, 2009 (Unaudited)

                                  (PIE CHART)

CANADA                  2%
FINLAND                 2%
FRANCE                  8%
GERMANY                 4%
TALY                    4%
MEXICO                  5%
NETHERLANDS             6%
SOUTH KOREA             2%
SPAIN                   2%
SWITZERLAND             5%
UNITED KINGDOM         14%
UNITED STATES          35%
CASH EQUIVALENTS AND
   OTHER ASSETS AND
   LIABILITIES (NET)   11%

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

                                                                                                       WORLDWIDE HIGH
                                                                        GLOBAL VALUE        VALUE      DIVIDEND YIELD
                                                                            FUND            FUND         VALUE FUND
                                                                       --------------   ------------   --------------
ASSETS
   Investments, at cost ............................................   $2,829,849,604   $265,397,379    $110,352,697
                                                                       ==============   ============    ============
   Investments, at value (Note 2) ..................................   $4,168,307,188   $377,444,201    $115,377,307
   Cash ............................................................               --              7              --
   Foreign currency (a) ............................................        2,177,491      2,605,548              --
   Dividends and interest receivable ...............................        7,775,844        605,705         333,754
   Receivable for investment securities sold .......................        6,310,361             --         441,244
   Recoverable foreign withholding taxes ...........................        8,339,522        222,018          57,976
   Receivable for Fund shares sold .................................        1,676,655          7,093         281,660
   Unrealized appreciation of forward exchange contracts (Note 2) ..        4,711,923        288,789              --
   Prepaid expense .................................................          203,730         19,830           5,620
                                                                       --------------   ------------    ------------
      TOTAL ASSETS .................................................    4,199,502,714    381,193,191     116,497,561
                                                                       --------------   ------------    ------------
LIABILITIES
   Unrealized depreciation of forward exchange contracts (Note 2) ..   $  126,962,061   $  9,546,426    $         --
   Payable for Fund shares redeemed ................................        8,871,764        175,585          77,390
   Investment advisory fee payable (Note 3) ........................        2,594,707        239,398          68,480
   Transfer agent fees payable (Note 3) ............................          421,878         44,602           2,148
   Administration and accounting fees payable (Note 3) .............           88,857          8,322           2,656
   Custodian fees payable (Note 3)  ................................           81,142          3,315           2,629
   Accrued expenses and other payables .............................          564,757         47,950          10,348
                                                                       --------------   ------------    ------------
      TOTAL LIABILITIES ............................................      139,585,166     10,065,598         163,651
                                                                       --------------   ------------    ------------
NET ASSETS .........................................................   $4,059,917,548   $371,127,593    $116,333,910
                                                                       ==============   ============    ============
NET ASSETS CONSIST OF
   Undistributed (distributions in excess of) net investment
      income .......................................................   $   63,071,168   $  4,141,307    $   (498,788)
   Accumulated net realized gain (loss) on securities, forward
      exchange contracts and foreign currencies ....................     (181,638,224)     3,987,465     (14,165,109)
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ...........    1,216,222,961    102,810,977       5,023,740
   Par value .......................................................           20,353          2,178           1,452
   Paid-in capital in excess of par value ..........................    2,962,241,290    260,185,666     125,972,615
                                                                       --------------   ------------    ------------
      TOTAL NET ASSETS .............................................   $4,059,917,548   $371,127,593    $116,333,910
                                                                       ==============   ============    ============
CAPITAL STOCK, (common stock outstanding) ..........................      203,533,043     21,779,184      14,516,461
                                                                       ==============   ============    ============
NET ASSET VALUE, offering and redemption price per share ...........   $        19.95   $      17.04    $       8.01
                                                                       ==============   ============    ============

----------
(a) Foreign currency held at cost for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund was $2,177,194, $2,596,130 and $0, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2009 (Unaudited)

                                                                                                       WORLDWIDE HIGH
                                                                        GLOBAL VALUE        VALUE      DIVIDEND YIELD
                                                                            FUND            FUND         VALUE FUND
                                                                       --------------   ------------   --------------
INVESTMENT INCOME
   Dividends .......................................................   $   89,659,927   $  7,264,715    $ 2,508,648
   Foreign withholding taxes .......................................      (10,775,763)      (716,355)      (181,837)
   Interest ........................................................          214,843         25,464         15,961
                                                                       --------------   ------------    -----------
      TOTAL INVESTMENT INCOME ......................................       79,099,007      6,573,824      2,342,772
                                                                       --------------   ------------    -----------
EXPENSES
   Investment advisory fee (Note 3) ................................       23,059,565      2,181,153        640,592
   Transfer agent fees (Note 3) ....................................          827,303        118,898         29,013
   Custodian fees (Note 3) .........................................          744,611         24,687         13,089
   Administration and accounting fees (Note 3) .....................          504,463         49,011         15,392
   Legal and audit fees ............................................          227,643         23,405          6,925
   Directors' fees and expenses (Note 3) ...........................          124,835         22,608          7,855
   Other ...........................................................          531,353         64,662         36,746
                                                                       --------------   ------------    -----------
      Total Expenses before waivers ................................       26,019,773      2,484,424        749,612
                                                                       --------------   ------------    -----------
   Less: Investment advisory fees waived and/or expenses reimbursed
      (Note 3) .....................................................               --             --        (47,523)
                                                                       --------------   ------------    -----------
      NET EXPENSES .................................................       26,019,773      2,484,424        702,089
                                                                       --------------   ------------    -----------
NET INVESTMENT INCOME ..............................................       53,079,234      4,089,400      1,640,683
                                                                       --------------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain on:
      Securities ...................................................      137,537,270      7,821,160      1,200,870
      Forward exchange contracts ...................................      116,354,686      7,029,467             --
      Foreign currencies and net other assets ......................          918,122         16,708        801,540
                                                                       --------------   ------------    -----------
   Net realized gain on investments during the period ..............      254,810,078     14,867,335      2,002,410
                                                                       --------------   ------------    -----------
   Net unrealized appreciation (depreciation) of:
      Securities ...................................................    1,265,141,340     99,618,426     24,965,648
      Forward exchange contracts ...................................     (339,099,066)   (18,368,870)            --
      Foreign currencies and net other assets ......................          816,919         24,349          2,883
                                                                       --------------   ------------    -----------
   Net unrealized appreciation of investments during the period ....      926,859,193     81,273,905     24,968,531
                                                                       --------------   ------------    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................    1,181,669,271     96,141,240     26,970,941
                                                                       --------------   ------------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $1,234,748,505   $100,230,640    $28,611,624
                                                                       ==============   ============    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              WORLDWIDE HIGH
                                                                                                              DIVIDEND YIELD
                                                  GLOBAL VALUE FUND                 VALUE FUND                  VALUE FUND
                                           -------------------------------  --------------------------  --------------------------
                                             SIX MONTHS                      SIX MONTHS                  SIX MONTHS
                                                ENDED                           ENDED                       ENDED
                                              9/30/2009       YEAR ENDED      9/30/2009    YEAR ENDED     9/30/2009    YEAR ENDED
                                             (UNAUDITED)      3/31/2009      (UNAUDITED)   3/31/2009     (UNAUDITED)    3/31/2009
                                           --------------- ---------------  ------------ -------------  ------------  ------------
Net investment income .................... $   53,079,234  $   150,110,863  $  4,089,400 $   3,752,451  $  1,640,683  $  2,217,844
Net realized gain (loss) on
   securities, forward exchange
   contracts and currency transactions
   during the period .....................    254,810,078     (482,007,240)   14,867,335     8,807,166     2,002,410   (16,827,053)
Net unrealized appreciation
   (depreciation) of securities,
   forward exchange contracts, foreign
   currencies and net other assets
   during the period .....................    926,859,193   (2,018,655,763)   81,273,905  (138,896,404)   24,968,531   (17,297,479)
                                           --------------- ---------------  ------------ -------------  ------------  ------------
Net increase (decrease) in net
   assets resulting from operations ......  1,234,748,505   (2,350,552,140)  100,230,640  (126,336,787)   28,611,624   (31,906,688)
DISTRIBUTIONS:
Dividends to shareholders from net
   investment income .....................             --     (151,157,844)           --    (4,058,653)   (1,637,603)   (2,319,850)
Distributions to shareholders from
   net realized gain on investments ......             --     (415,942,376)           --   (39,043,896)           --            --
Net increase (decrease) in net
   assets from Fund share transactions ...   (269,295,905)    (652,232,893)  (33,889,931)   62,988,730     9,445,867    43,739,295
Redemption Fees ..........................        104,962          374,744            --            --         1,092        13,845
                                           --------------- ---------------  ------------ -------------  ------------  ------------
Net increase (decrease) in net assets ....    965,557,562   (3,569,510,509)   66,340,709  (106,450,606)   36,420,980     9,526,602
NET ASSETS

Beginning of period ......................  3,094,359,986    6,663,870,495   304,786,884   411,237,490    79,912,930    70,386,328
                                           --------------- ---------------  ------------ -------------  ------------  ------------
End of period ............................ $4,059,917,548  $ 3,094,359,986  $371,127,593 $ 304,786,884  $116,333,910  $ 79,912,930
                                           =============== ===============  ============ =============  ============  ============
Undistributed (distributions in excess
   of) net investment income at end of
   period ................................ $   63,071,168  $     9,991,934  $  4,141,307 $      51,907  $   (498,788) $   (501,868)
                                           =============== ===============  ============ =============  ============  ============

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

FINANCIAL HIGHLIGHTS
TWEEDY, BROWNE GLOBAL VALUE FUND
For a Fund share outstanding throughout each period.

                                             SIX MONTHS
                                                ENDED          YEAR             YEAR         YEAR         YEAR          YEAR
                                               9/30/09         ENDED            ENDED        ENDED        ENDED        ENDED
                                            (UNAUDITED)       3/31/09          3/31/08      3/31/07      3/31/06      3/31/05
                                            -----------     ----------       ----------   ----------   ----------   ----------
Net asset value, beginning of period ....   $     14.15     $    27.21       $    32.31   $    28.56   $    24.08   $    21.23
                                            -----------     ----------       ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................          0.26           0.66(a)(f)       0.50         0.47         0.34         0.31(b)
Net realized and unrealized gain (loss)
    on investments ......................          5.54         (10.90)           (2.24)        4.06         4.51         2.81
                                            -----------     ----------       ----------   ----------   ----------   ----------
   Total from investment operations .....          5.80         (10.24)           (1.74)        4.53         4.85         3.12
                                            -----------     ----------       ----------   ----------   ----------   ----------
DISTRIBUTIONS:                                       --          (0.75)           (0.48)       (0.43)       (0.37)       (0.27)
Dividends from net investment income ....            --          (2.07)           (2.88)       (0.35)          --           --
Distributions from net realized gains ...   -----------     ----------       ----------   ----------   ----------   ----------
   Total distributions ..................            --          (2.82)           (3.36)       (0.78)       (0.37)       (0.27)
                                            -----------     ----------       ----------   ----------   ----------   ----------
                                                   0.00           0.00             0.00         0.00         0.00         0.00
Redemption fees (c) .....................   -----------     ----------       ----------   ----------   ----------   ----------
Net asset value, end of period ..........   $     19.95     $    14.15       $    27.21   $    32.31   $    28.56   $    24.08
                                            ===========     ==========       ==========   ==========   ==========   ==========
Total return (d) ........................         40.99%        (38.57)%          (6.35)%      16.01%       20.24%       14.75%
                                            ===========     ==========       ==========   ==========   ==========   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) .....   $ 4,059,918     $3,094,360       $6,663,870   $8,323,689   $8,060,962   $6,707,322
Ratio of operating expenses to
   average net assets ...................          1.41%(e)       1.40%            1.37%        1.37%        1.38%        1.39%
Ratio of net investment income
   to average net assets ................          2.88%(e)       3.05%(f)         1.45%        1.53%        1.33%        1.41%(b)
Portfolio turnover rate .................             5%            16%               9%          13%           6%          13%

----------
(a) Net investment income per share was calculated using the average shares method.

(b) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.78% per share.

(c)  Amount represents less than $0.01 per share.

(d)  Total return represents aggregate total return for the periods indicated.

(e)  Annualized.

(f) For year ended 3/31/09, investment income per share reflects a special dividend which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.42% per share.

TWEEDY, BROWNE VALUE FUND
For a Fund share outstanding throughout each period.

                                            SIX MONTHS
                                               ENDED          YEAR         YEAR         YEAR         YEAR          YEAR
                                              9/30/09         ENDED        ENDED        ENDED        ENDED         ENDED
                                           (UNAUDITED)       3/31/09      3/31/08      3/31/07      3/31/06       3/31/05
                                           -----------     ----------   ----------   ----------   ----------     ----------
Net asset value, beginning of period ....  $     12.73     $    20.90   $    24.65   $    24.27   $    24.67     $    24.38
                                           -----------     ----------   ----------   ----------   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................         0.19          0.18         0.22         0.21         0.30(a)         0.35(b)
Net realized and unrealized gain(loss)
    on investments ......................         4.12          (6.22)       (1.43)        2.38         1.49           0.69
                                           -----------     ----------   ----------   ----------   ----------     ----------
   Total from investment operations .....         4.31          (6.04)       (1.21)        2.59         1.79           1.04
                                           -----------     ----------   ----------   ----------   ----------     ----------
DISTRIBUTIONS:
Dividends from net investment income ....           --          (0.20)       (0.19)       (0.27)       (0.33)         (0.39)
Distributions from net realized gains ...           --          (1.93)       (2.35)       (1.94)       (1.86)         (0.36)
                                           -----------     ----------   ----------   ----------   ----------     ----------
   Total distributions ..................           --          (2.13)       (2.54)       (2.21)       (2.19)         (0.75)
                                           -----------     ----------   ----------   ----------   ----------     ----------
Net asset value, end of period ..........  $     17.04     $    12.73   $    20.90   $    24.65   $    24.27     $    24.67
                                           ===========     ==========   ==========   ==========   ==========     ==========
Total return (c) ........................        33.86%        (30.01)%      (5.41)%      10.76%        7.41%          4.18%
                                           ===========     ==========   ==========   ==========   ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) .....  $   371,128     $  304,787   $  411,237   $  515,527   $  548,169     $  659,077
Ratio of operating expenses to
   average net assets ...................         1.42%(d)       1.41%        1.37%        1.38%        1.36%          1.37%
Ratio of net investment income to
   average net assets ...................         2.34%(d)       1.02%        0.83%        0.80%        1.08%(a)       1.30%(b)
Portfolio turnover rate .................            7%            37%          11%           9%           9%             4%

----------
(a) For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.

(b) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

(c)  Total return represents aggregate total return for the periods indicated.

(d)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

FINANCIAL HIGHLIGHTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
For a Fund share outstanding throughout each period.

                                                                  SIX MONTHS
                                                                    ENDED          YEAR        PERIOD
                                                                   9/30/09         ENDED        ENDED
                                                                 (UNAUDITED)      3/31/09    3/31/08 (a)
                                                                 -----------     --------   ------------
Net asset value, beginning of period .........................   $      6.09     $   9.70   $  10.00
                                                                 -----------     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................          0.12         0.22       0.10
Net realized and unrealized gain (loss) on investments .......          1.92        (3.57)     (0.37)
                                                                 -----------     --------   --------
   Total from investment operations ..........................          2.04        (3.35)     (0.27)
                                                                 -----------     --------   --------
DISTRIBUTIONS:
Dividends from net investment income .........................         (0.12)       (0.26)     (0.03)
Distributions from net realized gains ........................            --           --         --
                                                                 -----------     --------   --------
   Total distributions .......................................         (0.12)       (0.26)     (0.03)
                                                                 -----------     --------   --------
Redemption fees (b) ..........................................          0.00         0.00       0.00
                                                                 -----------     --------   --------
Net asset value, end of period ...............................   $      8.01     $   6.09   $   9.70
                                                                 ===========     ========   ========
Total return (c) .............................................         33.68%      (35.25)%    (2.69)%
                                                                 ===========     ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ..........................   $   116,334     $ 79,913     70,386
Ratio of operating expenses to average net assets ............          1.37%(d)     1.37%      1.37%(d)
Ratio of operating expenses to average net assets excluding
    waivers and/or reimbursement of expenses .................          1.46%(d)     1.54%      1.86%(d)
Ratio of net investment income to average net assets .........          3.20%(d)     2.99%      2.38%(d)
Portfolio turnover rate ......................................             8%          38%         2%

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

(b)  Amount represents less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated.

(d)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Tweedy, Browne Fund Inc. (the "Company") is an open-end management investment company registered with the United States ("U.S.") Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund ("Global Value Fund"), Tweedy, Browne Value Fund ("Value Fund"), and Tweedy, Browne Worldwide High Dividend Yield Value Fund ("Worldwide High Dividend Yield Value Fund"), (each a "Fund" and together, the "Funds"), are each a diversified series of the Company.

     The Funds commenced operations as follows:

                                           COMMENCEMENT OF
FUND                                         OPERATIONS
----                                       ---------------
Global Value Fund                              06/15/93
Value Fund                                     12/08/93
Worldwide High Dividend Yield Value Fund       09/05/07

     The Global Value Fund seeks long-term capital growth by investing primarily in foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing in U.S. and foreign securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     PORTFOLIO VALUATION Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     FAIR VALUE MEASUREMENTS The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                                       GLOBAL VALUE FUND
                                                              ------------------------------------------------------------------
                                                                                                       LEVEL 2         LEVEL 3
                                                                     TOTAL             LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                                   VALUE AT            QUOTED         OBSERVABLE    UNOBSERVABLE
                                                              SEPTEMBER 30, 2009        PRICE           INPUT           INPUT
                                                              ------------------   --------------   -------------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Canada ..............................................     $   69,120,321     $   69,120,321   $          --      $    --
      Czech Republic ......................................          1,422,867          1,422,867              --           --
      Finland .............................................        185,519,521        185,519,521              --           --
      France ..............................................        311,083,502        311,083,502              --           --
      Germany .............................................        561,927,677        561,927,677              --           --
      Greece ..............................................         12,780,966         12,780,966              --           --
      Hong Kong ...........................................         40,237,600         40,237,600              --           --
      Ireland .............................................             97,465                 --              --       97,465
      Italy ...............................................        102,475,066        102,475,066              --           --
      Japan ...............................................        262,475,186        252,635,982       9,839,204           --
      Mexico ..............................................        188,792,204        188,792,204              --           --
      Netherlands .........................................        503,501,892        503,501,892              --           --
      Norway ..............................................         57,060,261         57,060,261              --           --
      Singapore ...........................................         85,478,900         85,478,900              --           --
      South Korea .........................................        182,395,530        182,395,530              --           --
      Spain ...............................................        107,688,651        107,688,651              --           --
      Sweden ..............................................            277,257            277,257              --           --
      Switzerland .........................................        544,594,105        517,984,700      26,609,405           --
      United Kingdom ......................................        299,393,506        299,393,506              --           --
      United States .......................................        216,112,015        216,112,015              --           --
   Preferred Stocks .......................................         13,827,572         13,827,572              --           --
   Registered Investment Company ..........................        307,055,950        307,055,950              --           --
   U.S. Treasury Bill .....................................        114,989,174                 --     114,989,174           --
                                                                --------------     --------------   -------------      -------
   Total Investments in Securities ........................      4,168,307,188      4,016,771,940     151,437,783       97,465
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange
         contracts ........................................          4,711,923                 --       4,711,923           --
   Liability
      Unrealized depreciation of forward exchange
         contracts ........................................       (126,962,061)                --    (126,962,061)          --
                                                                --------------     --------------   -------------      -------
         TOTAL ............................................     $4,046,057,050     $4,016,771,940   $  29,187,645      $97,465
                                                                ==============     ==============   =============      =======

                                                                                         VALUE FUND
                                                              --------------------------------------------------------------
                                                                                                    LEVEL 2       LEVEL 3
                                                                    TOTAL             LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                                   VALUE AT           QUOTED       OBSERVABLE   UNOBSERVABLE
                                                              SEPTEMBER 30, 2009      PRICE          INPUT         INPUT
                                                              ------------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      France ..............................................      $ 21,666,011      $ 21,666,011    $       --       $--
      Germany .............................................        47,792,905        47,792,905            --        --
      Italy ...............................................         2,340,637         2,340,637            --        --
      Japan ...............................................         8,691,104         8,691,104            --        --
      Mexico ..............................................         1,129,573         1,129,573            --        --
      Netherlands .........................................        27,374,890        27,374,890            --        --
      South Korea .........................................        10,615,649        10,615,649            --        --
      Spain ...............................................         8,387,783         8,387,783            --        --
      Switzerland .........................................        27,661,948        27,661,948            --        --
      United Kingdom ......................................        24,600,118        24,600,118            --        --
      United States .......................................       170,772,532       169,482,345     1,290,187        --

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                                      VALUE FUND (CONTINUED)
                                                              --------------------------------------------------------------
                                                                                                    LEVEL 2        LEVEL 3
                                                                     TOTAL            LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                                   VALUE AT            QUOTED      OBSERVABLE   UNOBSERVABLE
                                                              SEPTEMBER 30, 2009       PRICE         INPUT         INPUT
                                                              ------------------   ------------   -----------   ------------
   Registered Investment Company ..........................      $ 13,413,326      $ 13,413,326   $        --       $--
   U.S. Treasury Bill .....................................        12,997,725                --    12,997,725        --
                                                                 ------------      ------------   -----------       ---
   Total Investments in Securities ........................       377,444,201       363,156,289    14,287,912        --
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange
         contracts ........................................           288,789                --       288,789        --
   Liability
      Unrealized depreciation of forward exchange
         contracts ........................................        (9,546,426)               --    (9,546,426)       --
                                                                 ------------      ------------   -----------       ---
         TOTAL ............................................      $368,186,564      $363,156,289   $ 5,030,275       $--
                                                                 ============      ============   ===========       ===

                                                                         WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
                                                              --------------------------------------------------------------
                                                                                                    LEVEL 2        LEVEL 3
                                                                     TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                                   VALUE AT           QUOTED       OBSERVABLE   UNOBSERVABLE
                                                              SEPTEMBER 30, 2009      PRICE          INPUT         INPUT
                                                              ------------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Canada ..............................................      $  2,219,329      $  2,219,329    $       --       $--
      Finland .............................................         2,735,503         2,735,503            --        --
      France ..............................................         8,712,300         8,712,300            --        --
      Germany .............................................         4,334,872         4,334,872            --        --
      Italy ...............................................         5,063,792         5,063,792            --        --
      Mexico ..............................................         5,762,274         5,762,274            --        --
      Netherlands .........................................         6,938,707         6,938,707            --        --
      South Korea .........................................         1,894,459         1,894,459            --        --
      Spain ...............................................         2,445,861         2,445,861            --        --
      Switzerland .........................................         5,759,700         5,759,700            --        --
      United Kingdom ......................................        16,239,030        16,239,030            --        --
      United States .......................................        41,261,152        41,261,152            --        --
   Registered Investment Company ..........................         6,125,791         6,125,791            --        --
   Treasury Bills
      Germany .............................................         4,384,799                --     4,384,799        --
      United States .......................................         1,499,738                --     1,499,738        --
                                                                 ------------      ------------    ----------       ---
         TOTAL INVESTMENTS IN SECURITIES ..................      $115,377,307      $109,492,770    $5,884,537       $--
                                                                 ============      ============    ==========       ===

     The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                EQUITY SECURITIES
                                                                            ------------------------
                                                                  TOTAL     IRELAND   UNITED KINGDOM
                                                              -----------   -------   --------------
Balance as of March 31, 2009 ..............................   $    93,798   $88,530     $     5,268
   Accrued discounts/premiums .............................            --        --              --
   Realized gain (loss) ...................................    (1,344,549)       --      (1,344,549)
   Change in unrealized appreciation (depreciation) .......     1,348,216     8,935       1,339,281
   Net purchases (sales) ..................................            --        --              --
   Transfer in and/or out of Level 3 ......................            --        --              --
                                                              -----------   -------     -----------
Balance as of September 30, 2009 ..........................   $    97,465   $97,465     $        --
                                                              ===========   =======     ===========

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     For open contracts at September 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large nonrecurring dividends recognized by a Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Funds' custodian applies for refunds on behalf of each Fund where available.

     Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2009, Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed Tweedy, Browne $195, $675 and $240, respectively, for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

     The character of distributions paid on a tax basis during the fiscal year ended March 31, 2009 is as follows:

                                                       WORLDWIDE HIGH
DISTRIBUTIONS                GLOBAL                    DIVIDEND YIELD
PAID FROM:                 VALUE FUND     VALUE FUND     VALUE FUND
-------------             ------------   -----------   --------------
Investment income         $267,790,335   $ 5,472,114     $2,319,850
Short-term capital gain             --            --             --
Ordinary income            267,790,335     5,472,114      2,319,850
Long-term capital gain     299,309,885    37,630,435             --
                          ------------   -----------     ----------
Total Distributions       $567,100,220   $43,102,549     $2,319,850
                          ============   ===========     ==========

     As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                                       WORLDWIDE HIGH
                                             GLOBAL                    DIVIDEND YIELD
                                           VALUE FUND     VALUE FUND    VALUE FUND
                                         -------------   -----------   --------------
Undistributed ordinary income            $  10,283,720   $   121,518    $    390,640

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                       WORLDWIDE HIGH
                                             GLOBAL                    DIVIDEND YIELD
                                           VALUE FUND     VALUE FUND    VALUE FUND
                                         -------------   -----------   --------------
Undistributed realized gain              $          --   $        --    $         --
Unrealized appreciation/(depreciation)      75,576,760    12,428,396     (19,941,038)
Accumulated capital and other losses      (224,316,914)   (1,838,248)    (17,002,408)
                                         -------------   -----------    ------------
Total                                    $(138,456,434)  $10,711,666    $(36,552,806)
                                         =============   ===========    ============

     FEDERAL INCOME TAXES Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     Reclassifications are recorded to the Funds' capital accounts for any permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. For the year ended March 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for foreign currency transactions and equalization were identified and reclassified among the components of each Fund's net assets as follows:

                                                             WORLDWIDE HIGH
                                     GLOBAL                  DIVIDEND YIELD
                                   VALUE FUND   VALUE FUND     VALUE FUND
                                  -----------   ----------   --------------
Undistributed ordinary income     $(3,373,099)  $(107,205)     $(898,968)
Undistributed net realized gain        16,668    (395,852)       890,106
                                  -----------   ---------      ---------
Paid-in capital                     3,356,431     503,057          8,862
                                  ===========   =========      =========

Results of operations and net assets were not affected by these reclassifications.

     As of March 31, 2009, the Worldwide High Dividend Yield Value Fund had a capital loss carryforward of $3,065,719, expiring in 2017, which may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

     Net capital and foreign currency losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October capital losses are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses will offset future net investment income and thereby reduce future ordinary income distributions. For the year ended March 31, 2009, the Funds deferred to April 1, 2009 post-October capital and currency losses of:

                                               FOREIGN
FUND                      CAPITAL LOSSES   CURRENCY LOSSES
----                      --------------   ---------------
Global Value Fund          $223,854,871        $462,043
Value Fund                    1,773,333          64,915
Worldwide High Dividend    ------------        --------
   Yield Value Fund          13,101,800         834,889
                           ============        ========

     The Funds implemented Accounting for Uncertainty in Income Taxes which establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (through tax years ended March 31, 2009) and has concluded that as of September 30, 2009 no provision for income tax is required in the Funds' financial statements. Additionally, the Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

     EXPENSES directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an "Advisory Agreement"). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund's average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2009, Tweedy, Browne received $23,059,565, $2,181,153 and $640,592 for Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. In the six month period ended September 30, 2009, Tweedy, Browne waived $47,523 for Worldwide High Dividend Yield Value Fund.

     The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses (excluding fees and expenses from investments in other investment companies, brokerage, interest, taxes and extraordinary expenses) at no more than 1.37%. This arrangement will continue at least through December 31, 2010. In this arrangement, the Worldwide High Dividend Yield Value Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% on an annualized basis. At September 30, 2009,

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the amount of potential recovery expiring March 31, 2010, March 31, 2011 and March 31, 2012 was $146,360, $124,612 and $47,523, respectively.

     As of September 30, 2009, the current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $86.9 million, $49.5 million and $6.1 million of their own money invested in Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

     The Company, on behalf of the Funds, has entered into an administration agreement (the "Administration Agreement") with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly named PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds' net assets:

                                     BETWEEN       BETWEEN
                                   $1 BILLION    $5 BILLION
                         UP TO         AND           AND        EXCEEDING
                      $1 BILLION   $5 BILLION    $10 BILLION   $10 BILLION
                      ----------   ----------    -----------   -----------
Administration Fees     0.0300%      0.0180%       0.0100%       0.0090%
Accounting Fees         0.0075%      0.0060%       0.0050%       0.0040%


     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually, to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Funds. The current allocation ratio of the annual fee is 80% paid by Global Value Fund, 15% paid by Value Fund and 5% paid by Worldwide High Dividend Yield Value Fund. Total Directors' fees paid by each Fund for the six months ended September 30, 2009, excluding any out-of-pocket expenses, were $120,000, $22,500 and $7,500, respectively.

     Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds' custodian pursuant to a custody agreement (the "Custody Agreement"). PNC also serves as the Funds' transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

4. SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2009, are as follows:

                                         WORLDWIDE HIGH
               GLOBAL                    DIVIDEND YIELD
             VALUE FUND     VALUE FUND     VALUE FUND
            ------------   -----------   --------------
Purchases   $164,958,629   $21,334,504     $16,663,427
Sales        419,004,651    36,611,955       7,431,825

     The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at September 30, 2009 for each Fund is as follows:

                                                                        NET
                                    GROSS            GROSS        APPRECIATION/
                                 APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                --------------   --------------   --------------
Global Value Fund               $1,452,435,648   $(113,978,064)   $1,338,457,584
Value Fund                         117,181,625      (5,134,803)      112,046,822
                                --------------   -------------    --------------
Worldwide High Dividend Yield
   Value Fund                       10,400,305      (5,375,695)        5,024,610
                                ==============   =============    ==============

5. CAPITAL STOCK

     The Company is authorized to issue 1.4 billion shares of $0.0001 par value capital stock, of which 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.

     Changes in shares outstanding for the six months ended September 30, 2009 were as follows:

                     GLOBAL VALUE FUND
               ---------------------------
                  SHARES         AMOUNT
               -----------   -------------
Sold             7,921,223   $ 136,445,341
Reinvested              --              --
Redeemed       (23,092,601)   (405,741,246)
               -----------   -------------
Net Decrease   (15,171,378)  $(269,295,905)
               ===========   =============

                       VALUE FUND
               -------------------------
                 SHARES        AMOUNT
               ----------   ------------
Sold            1,241,492   $ 17,481,752
Reinvested             --             --
Redeemed       (3,408,435)   (51,371,683)
               ----------   ------------
Net Increase   (2,166,943)  $(33,889,931)
               ==========   ============

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                WORLDWIDE HIGH DIVIDEND
                    YIELD VALUE FUND
               -------------------------
                 SHARES        AMOUNT
               -----------   -----------
Sold             2,188,714   $15,113,703
Reinvested         221,289     1,568,936
Redeemed        (1,011,483)   (7,236,772)
               -----------   -----------
Net Increase     1,398,520   $ 9,445,867
               ===========   ===========

     Changes in shares outstanding for the year ended March 31, 2009 were as follows:



                     GLOBAL VALUE FUND
               -----------------------------
                  SHARES          AMOUNT
               -----------   ---------------
Sold            24,699,707   $   508,756,456
Reinvested      34,345,990       535,102,451
Redeemed       (85,243,886)   (1,696,091,800)
               -----------   ---------------
Net Decrease   (26,198,189)  $  (652,232,893)
               ===========   ===============

                        VALUE FUND
               ---------------------------
                  SHARES          AMOUNT
               -----------   -------------
Sold             7,673,065   $ 123,824,211
Reinvested       2,851,396      40,684,498
Redeemed        (6,250,927)   (101,519,979)
               -----------   -------------
Net Increase     4,273,534   $  62,988,730
               ===========   =============

                 WORLDWIDE HIGH DIVIDEND
                    YIELD VALUE FUND
               --------------------------
                  SHARES        AMOUNT
               -----------   ------------
Sold             8,633,567   $ 62,996,941
Reinvested         273,434      2,202,921
Redeemed        (3,047,595)   (21,460,567)
               -----------   ------------
Net Increase     5,859,406   $ 43,739,295
               ===========   ============

6. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

7. SECURITIES LENDING

     The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At September 30, 2009, the Funds did not have any securities out on loan.

8. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Funds and the Company through November 13, 2009, the date financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in the financial statements. The Company filed Post-Effective Amendments to its Registration Statement on August 10, 2009 and October 23, 2009 for the purpose of adding a new series to the Company, Tweedy, Browne Global Value Fund II - Currency Unhedged ("Global Value Fund II"). The Global Value Fund II commenced operations on October 26, 2009. A discussion regarding the Board of Directors' basis for approving the investment advisory agreement for the Global Value Fund II will be available in the Company's annual shareholder report dated March 31, 2010.

9. PORTFOLIO INFORMATION

     The Company files the Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

10. PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

11. ADVISORY AGREEMENTS

     TWEEDY, BROWNE GLOBAL VALUE FUND, TWEEDY, BROWNE VALUE FUND AND TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

     On May 27, 2009, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of the Advisory Agreements between Tweedy, Browne and the Company on behalf of the Global Value Fund, the Value Fund and the Worldwide High Dividend Yield Value Fund for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

     A. INFORMATION RECEIVED

     During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund's investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses; financial and profitability information regarding Tweedy, Browne; sample reports demonstrating Tweedy, Browne's extensive research process; fact sheets and performance histories for each of the Funds; information for several of Tweedy, Browne's managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the personnel providing investment management and administrative services to the Funds; and information concerning Tweedy, Browne's brokerage services and best execution policy.

     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes many, but not all, of the factors considered by the Board.

     B. NATURE, EXTENT AND QUALITY OF SERVICES

     The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including providing "behind the scenes" services, such as those provided by Tweedy, Browne's order desk; monitoring the Funds' service providers and performing shadowing functions; monitoring information with regard to corporate reorganizations involving the Funds' portfolio companies; preparing the Funds' semi-annual and annual reports to shareholders; developing and enforcing procedures to monitor trading activity in the Funds; actively monitoring and assessing valuation issues for the Funds; and preparing various regulatory filings for the Funds.

     In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third parties, such as preparing Board reports and establishing and monitoring the Funds' operating budgets, and generally assists each Fund in the conduct of its business. The Board also noted Tweedy, Browne's commitment to staff development and long-term and contingency planning with regard to its advisory business. In considering Tweedy, Browne's services, both in managing the Funds' portfolios and in overseeing all aspects of the Funds' business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so in the long term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

     C. INVESTMENT PERFORMANCE

     The Board examined the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which each Fund was compared. With respect to the Worldwide High Dividend Yield Value Fund, which commenced operations in September 2007, the Board considered the long-term performance history of the Global High Dividend Strategy. The Global High Dividend Strategy has been implemented by Tweedy, Browne since 1979 and is the investment strategy on which the Worldwide High Dividend Yield Value Fund is based. After reviewing each Fund's performance relative to its direct competitors, comparable investment strategies (in the case of the Worldwide High Dividend Yield Value Fund) and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund's performance, and further concluded that Tweedy, Browne's performance record in managing the Funds warranted the continuation of the Advisory Agreements.

     D. ADVISORY FEES AND TOTAL EXPENSES

     The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund, certain expenses had been partially reimbursed by Tweedy, Browne since the Fund's inception in September 2007 in order to assist the Fund in building a shareholder base. This has resulted in keeping the Fund's net expenses in line with the expense ratio of the Global Value Fund. The Board compared the advisory fees paid by the Funds against Tweedy, Browne's standard fee rate for separate account portfolios. The Board also compared the Funds' expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management. The Board also considered that in the past year,

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

trading expenses and shareholder tax liabilities had been kept to a minimum for the Global Value and Value Funds. With respect to the Worldwide High Dividend Yield Value Fund, the Board considered the Fund's low portfolio turnover and its expected impact on the Fund's trading expenses and tax liabilities. After reviewing this fee and expense data, together with the Board's observation that Tweedy, Browne provided a high level of integrity and service to the Funds' shareholders, the Board determined that the fees charged under the Advisory Agreements are fair and reasonable.

     E. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

     The Board reviewed information regarding Tweedy, Browne's costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services and intensive research performed for the Funds. In considering this analysis, Tweedy, Browne's expenses had been presented in such a manner as to focus solely on the profitability of its services without regard to marketing expenses that had been absorbed by Tweedy, Browne. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Funds' Chief Compliance Officer since her appointment in June 2004. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne's relationship with the Company as a whole, and with each Fund separately.

     The Board considered Tweedy, Browne's research process and, in particular, Tweedy, Browne's research with respect to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne's investment discipline for the Global Value Fund and Value Fund, which focuses on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed by Tweedy, Browne on behalf of the other Funds. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its relationship with the Funds, is reasonable.

     F. ANCILLARY BENEFITS

     The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies, noting that while Tweedy, Browne receives nominal research benefits provided by broker-dealers executing portfolio transactions on behalf of each Fund, with one exception it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

     G. CONCLUSION

     Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to the Funds favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds' shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of the Funds and their shareholders.

                       This page left blank intentionally.

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Tweedy, Browne Fund Inc.


By (Signature and Title)* /s/ Thomas H. Shrager
                          -----------------------------
                          Thomas H. Shrager, President
                          (principal executive officer)

Date   December 4, 2009
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Thomas H. Shrager
                          -----------------------------
                          Thomas H. Shrager, President
                          (principal executive officer)

Date   December 4, 2009
     ---------------------


By (Signature and Title)* /s/ Robert Q. Wyckoff, Jr.
                          -----------------------------
                          Robert Q. Wyckoff, Jr.,
                          Treasurer
                          (principal financial officer)

Date   December 4, 2009
     ---------------------

* Print the name and title of each signing officer under his or her signature.